C/FUNDS GROUP, INC.
                           P.O. Box 622
                       Venice, FL 34284-0622
                          (941) 488-6772






FILED VIA EDGAR


February 29, 1996


Securities & Exchange Commission
Filing Desk
450 5th Street NW
Washington, DC 20549

Re: File #2-96218d, 1933 Act re registration of C/FUNDS GROUP, INC. File #811-4246, 1940 Act re registration of C/FUNDS GROUP, INC.

Dear Commission:

I hereby certify that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have dif-fered from that contained in the most recent registration statement or amend-ment filed March 5, 1996.

I further certify that the text of the most recent registration statement or amendment has been filed electronically with the EDGAR system.

This certification is to comply with the "Definitive Material" requirement. If there is any further information required, please contact our office as soon as possible.

Sincerely,



Roland G. Caldwell, Jr.
Secretary







ctc:ws:cfi:sec:497j.296